SHARE BASED COMPENSATION AND BENEFIT PLANS (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	500
Shares issued on deferral basis credited percentage of current value	90.00%
Total compensation cost not yet recognized	$ 2,100
Total compensation cost not yet recognized, period for recognition	1 year 9 months 18 days
Long-Term Incentive Plan [Member]
Share Based Compensation [Abstract]
Total compensation expense recognized	$ 1,600	$ 1,500	$ 1,600
Tax benefit relating to compensation expense recognized	$ 300	$ 300	600
Restricted Stock [Member] | Long-Term Incentive Plan [Member]
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	10	2
Vesting period	3 years	3 years
Non-Employee Directors [Member]
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	200
Total compensation expense recognized	$ 300	$ 200	200
Tax benefit relating to compensation expense recognized	$ 50	$ 40	$ 60
Executive Officers [Member] | Restricted Stock [Member] | Long-Term Incentive Plan [Member]
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	60	50	50
Vesting period	3 years	3 years
Executive Officers [Member] | Performance Stock Units [Member] | Long-Term Incentive Plan [Member]
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	20	20	20
Vesting period	3 years	3 years
Directors [Member]
Share Based Compensation [Abstract]
Shares issues as retainer fees (in shares)	10	10	10